Commitments and Contingencies (Details)	Jan. 28, 2021 USD ($)	Jan. 28, 2021 CNY (¥)	Jan. 27, 2021 USD ($)	Jan. 27, 2021 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	May 31, 2023 USD ($)	May 25, 2023 USD ($)	May 25, 2023 CNY (¥)	Jan. 06, 2020 USD ($)	Jan. 06, 2020 CNY (¥)	Oct. 21, 2019 USD ($)	Oct. 21, 2019 CNY (¥)
Commitments and Contingencies [Line Items]
Contract payment					$ 7,000,000
Upfront payment rate							60.00%
Residual							$ 5,000,000
Hengmao Power Battery [Member]
Commitments and Contingencies [Line Items]
Contract payment										$ 147,803	¥ 1,072,560	$ 132,127	¥ 958,805
Hengmao Power Battery shall [Member]
Commitments and Contingencies [Line Items]
Accrued interest	$ 132,127	¥ 958,805
Repayment of accrued interest attorney fees			$ 147,803	¥ 1,072,560
Intelligent E-bicycles and Lithium Batteries [Member]
Commitments and Contingencies [Line Items]
Contract payment					$ 9,000,000	¥ 64,000,000		$ 9,000,000	¥ 64,000,000